FINANCIAL INSTRUMENTS (Details 11) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Financials Instruments [Line items]
Trades and other current receivables	$ 814,412	$ 701,610
Accounts receivable from related parties, current	3,488	12,505
Trade and other non-current receivables	16,040	14,273
Accounts receivable from related parties, non-current	1,056	957
U.S Dollar [Member]
Disclosure Of Financials Instruments [Line items]
Trades and other current receivables	550,674	489,056
Accounts receivable from related parties, current	726	274
Trade and other non-current receivables	4,247	6,895
Euro [Member]
Disclosure Of Financials Instruments [Line items]
Trades and other current receivables	20,498	26,544
Other currencies [Member]
Disclosure Of Financials Instruments [Line items]
Trades and other current receivables	17,702	16,620
Accounts receivable from related parties, current	171	726
Trade and other non-current receivables	0	527
Chilean Pesos [Member]
Disclosure Of Financials Instruments [Line items]
Trades and other current receivables	106,442	106,681
Accounts receivable from related parties, current	2,192	10,548
Trade and other non-current receivables	6,692	5,753
Unidad de Fomento [Member]
Disclosure Of Financials Instruments [Line items]
Trades and other current receivables	2,560	1,422
Accounts receivable from related parties, current	399	957
Trade and other non-current receivables	1,756	1,098
Accounts receivable from related parties, non-current	$ 1,056	$ 957